Note 12 - Available for sale Financial Assets - Available for sale financial assets equity instruments (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	€ 3,102	€ 5,248	€ 5,204
Unrealized Gains equity instruments available for sale financial assets	139	355	522
Unrealized losses equity instruments available for sale financial assets	(16)	(962)	(610)
Equity instruments, available-for-sale	3,224	4,641	5,116
Equity Instruments Listed [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	2,404	4,483	4,430
Unrealized Gains equity instruments available for sale financial assets	33	306	409
Unrealized losses equity instruments available for sale financial assets	(8)	(960)	(602)
Equity instruments, available-for-sale	2,429	3,829	4,236
Equity Instruments Listed [Member] | Issued in Euros [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	2,189	3,690	3,402
Unrealized Gains equity instruments available for sale financial assets	0	17	17
Unrealized losses equity instruments available for sale financial assets	(1)	(944)	(558)
Equity instruments, available-for-sale	2,188	2,763	2,862
Equity Instruments Listed [Member] | Credit Institutions [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	0	0	0
Unrealized Gains equity instruments available for sale financial assets	0	0	0
Unrealized losses equity instruments available for sale financial assets	0	0	0
Equity instruments, available-for-sale	0	0	0
Equity Instruments Listed [Member] | Other Issuers [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	2,189	3,690	3,402
Unrealized Gains equity instruments available for sale financial assets	0	17	17
Unrealized losses equity instruments available for sale financial assets	(1)	(944)	(558)
Equity instruments, available-for-sale	2,188	2,763	2,862
Equity Instruments Listed [Member] | Foreign company shares [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	215	793	1,027
Unrealized Gains equity instruments available for sale financial assets	33	289	392
Unrealized losses equity instruments available for sale financial assets	(7)	(15)	(44)
Equity instruments, available-for-sale	241	1,066	1,375
Equity Instruments Listed [Member] | USA [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	11	16	41
Unrealized Gains equity instruments available for sale financial assets	0	22	21
Unrealized losses equity instruments available for sale financial assets	0	0	0
Equity instruments, available-for-sale	11	38	62
Equity Instruments Listed [Member] | Mexico [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	8	8	9
Unrealized Gains equity instruments available for sale financial assets	25	33	42
Unrealized losses equity instruments available for sale financial assets	0	0	(10)
Equity instruments, available-for-sale	33	41	40
Equity Instruments Listed [Member] | Turkey [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	4	5	6
Unrealized Gains equity instruments available for sale financial assets	1	1	4
Unrealized losses equity instruments available for sale financial assets	0	0	(5)
Equity instruments, available-for-sale	5	6	6
Equity Instruments Listed [Member] | Other countries [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	192	763	972
Unrealized Gains equity instruments available for sale financial assets	7	234	325
Unrealized losses equity instruments available for sale financial assets	(7)	(15)	(29)
Equity instruments, available-for-sale	192	981	1,267
Unlisted Equity Instruments [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	698	766	775
Unrealized Gains equity instruments available for sale financial assets	106	48	113
Unrealized losses equity instruments available for sale financial assets	(8)	(3)	(8)
Equity instruments, available-for-sale	796	811	880
Unlisted Equity Instruments [Member] | Issued in Euros [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	33	57	74
Unrealized Gains equity instruments available for sale financial assets	29	2	5
Unrealized losses equity instruments available for sale financial assets	0	(1)	(1)
Equity instruments, available-for-sale	62	59	78
Unlisted Equity Instruments [Member] | Credit Institutions [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	4	4	4
Unrealized Gains equity instruments available for sale financial assets	0	0	1
Unrealized losses equity instruments available for sale financial assets	0	0	0
Equity instruments, available-for-sale	4	4	6
Unlisted Equity Instruments [Member] | Other Issuers [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	29	53	69
Unrealized Gains equity instruments available for sale financial assets	29	2	3
Unrealized losses equity instruments available for sale financial assets	0	(1)	(1)
Equity instruments, available-for-sale	58	55	72
Unlisted Equity Instruments [Member] | Foreign company shares [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	665	708	701
Unrealized Gains equity instruments available for sale financial assets	77	46	108
Unrealized losses equity instruments available for sale financial assets	(8)	(2)	(7)
Equity instruments, available-for-sale	734	752	802
Unlisted Equity Instruments [Member] | USA [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	498	537	549
Unrealized Gains equity instruments available for sale financial assets	40	13	5
Unrealized losses equity instruments available for sale financial assets	(6)	0	0
Equity instruments, available-for-sale	532	550	554
Unlisted Equity Instruments [Member] | Mexico [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	1	1	1
Unrealized Gains equity instruments available for sale financial assets	0	0	0
Unrealized losses equity instruments available for sale financial assets	0	0	0
Equity instruments, available-for-sale	1	1	1
Unlisted Equity Instruments [Member] | Turkey [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	15	18	21
Unrealized Gains equity instruments available for sale financial assets	6	7	13
Unrealized losses equity instruments available for sale financial assets	(2)	(2)	(6)
Equity instruments, available-for-sale	19	24	27
Unlisted Equity Instruments [Member] | Other countries [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	151	152	130
Unrealized Gains equity instruments available for sale financial assets	31	26	91
Unrealized losses equity instruments available for sale financial assets	0	0	(1)
Equity instruments, available-for-sale	€ 182	€ 178	€ 220